Shareholders' equity - Perpetual Preference Shares (Details) - Perpetual Preference Shares $ in Millions	6 Months Ended
Mar. 31, 2025 NZD ($)
Shareholders' equity
Gross amount of transaction for issuance of shares	$ 375
Westpac New Zealand Limited
Shareholders' equity
Transaction costs	$ 6